CONSOLIDATED SEGMENT DATA (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Total Revenues from Segments [Table Text Block]
	2016	2015	2014
Revenues (1)
TIT Segment	$1,488,882	$2,970,952	$13,024,506
CBT Segment	8,704,708	7,313,916	25,610,241
	$10,193,590	$10,284,868	$38,634,747

Schedule of Segment Reporting Information, Revenues by Segment [Table Text Block]
	2016	2015	2014
Loss from operations:
TIT Segment	$(3,452,860)	$(2,593,743)	$(7,675,174)
CBT Segment	(8,983,828)	(22,238,917)	(14,876,016)
Corporate and others (2)	(2,141,240)	(2,130,697)	(1,358,023)
Loss from operations	(14,577,928)	(26,963,357)	(23,909,213)
Corporate other (expenses) income, net	(3,441,369)	31,271,674	268,543
Corporate interest income	17,420	76,716	408,121
Corporate interest expense	(498,931)	(3,116,777)	(5,858,770)
Corporate warrant income (expense)	34,175	(5,657,988)	-
Loss from continuing operations before income taxes	(18,466,633)	(4,389,732)	(29,091,319)

Income tax benefit (expense)	(57,844)	(4,305,028)	4,599,559

Loss from continuing operations	(18,524,477)	(8,694,760)	(24,491,760)
Income (loss) from discontinued operations, net of taxes	-	1,498,971	(5,260,538)
Net loss	(18,524,477)	(7,195,789)	(29,752,298)

Net lo ss (income) attributable to the non-controlling interest	353,876	(308,473)	520,951
Net loss attributable to the Company	$(18,170,601)	$(7,504,262)	$(29,231,347)

Schedule of Non-Cash Employee Compensation [Table Text Block]
	2016	2015	2014
Non-cash employee compensation:
TIT Segment	$-	$-	$81,615
CBT Segment	-	-	-
Corporate and others	273,102	102,282	-
	$273,102	$102,282	$81,615

Schedule of Segment Reporting Information, (Loss) Income From Operations by Segment [Table Text Block]
	2016	2015	2014
Depreciation and amortization:
TIT Segment	$48,155	$90,379	$420,556
CBT Segment	2,513,780	2,332,037	2,513,790
Corporate and others	19,821	119,078	119,078
	$2,581,756	$2,541,494	$3,053,424

	2016	2015	2014
Provisions for bad debt allowance on accounts receivable, other receivable and advances to supplier; :
TIT Segment	$918,960	$910,824	$3,102,627
CBT Segment	1,076,086	1,748,675	3,287,604
Corporate and others	-	-	8,232
	$1,995,046	$2,659,499	$6,398,463

	2016	2015	2014
Inventory obsolescence provision:
TIT Segment	$278,233	$226,943	$308,683
CBT Segment	46,348	47,720	3,499,624
	$324,581	$274,663	$3,808,307

	2016	2015	2014
Impairment of intangible assets and goodwill
TIT Segment	$-	$7,851,987	$4,685,843
CBT Segment	4,442,367	1,066,440	2,329,884
	$4,442,367	$8,918,427	$7,015,727

	2016	2015	2014
Impairment of property, plant and equipment
TIT Segment	$-	$-	$-
CBT Segment	-	4,616,679	827,319
	$-	$4,616,679	$827,319

Schedule of Segment Reporting Information, Total Assets by Segment [Table Text Block]
	2016	2015
Total assets
TIT Segment	$9,995,520	$19,803,442
CBT Segment	23,701,298	32,651,184
Corporate and others	590,181	364,892
Assets from discontinued operations	-	13,272,186
	$34,286,999	$66,091,704